SCHEDULE H, LINE 4i—SCHEDULE OF ASSETS (HELD AT END OF YEAR) - Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - Atlantic American Corporation 401(k) Retirement Savings Plan [Member] - USD ($)
12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Participant loans	[1]	$ 161,006
TOTAL		$ 31,492,059
Employer common stock fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Number of units (in Shares)		336,209	365,085
Current value		$ 951,473
Registered Investment Companies [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Current value		19,677,488
Common/Collective Trusts [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Current value		$ 10,702,092
Various Plan Participants [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Party in interest	[2]	true
Investment, Identifier [Axis]: Atlantic American Corporation Common Stock Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Party in interest		true
Identity of Issue, Borrower, Lessor, or Similar Party		Atlantic American Corporation Common Stock Fund [Member]
Number of units (in Shares)		63,135
Description of Investment		Employer common stock fund [Member]
Participation status	[2],[3]	Participant-Directed [Member]
Current value	[2]	$ 951,473
Investment, Identifier [Axis]: BlackRock Income Fund V [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		BlackRock Income Fund V [Member]
Number of units (in Shares)		37,245
Description of Investment		Registered Investment Companies [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 341,169
Investment, Identifier [Axis]: Columbia Small Cap Value II Inst3 [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Columbia Small Cap Value II Inst3 [Member]
Number of units (in Shares)		19,336
Description of Investment		Registered Investment Companies [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 275,150
Investment, Identifier [Axis]: Fidelity Investments Fidelity 500 Index-Inst Prm [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Fidelity 500 Index-Inst Prm [Member]
Number of units (in Shares)		16,740
Description of Investment		Registered Investment Companies [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 3,979,344
Investment, Identifier [Axis]: Fidelity Investments Fidelity Global ex US Index Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Fidelity Global ex US Index Fund [Member]
Number of units (in Shares)		42,922
Description of Investment		Registered Investment Companies [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 800,919
Investment, Identifier [Axis]: Fidelity Investments Fidelity Puritan K6 Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Fidelity Puritan K6 Fund [Member]
Number of units (in Shares)		125,417
Description of Investment		Registered Investment Companies [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 2,164,704
Investment, Identifier [Axis]: Fidelity Investments Fidelity Total Bond K6 Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Fidelity Total Bond K6 Fund [Member]
Number of units (in Shares)		26,046
Description of Investment		Registered Investment Companies [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 232,592
Investment, Identifier [Axis]: Fidelity Investments Fidelity Total Market Index Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Fidelity Total Market Index Fund [Member]
Number of units (in Shares)		621
Description of Investment		Registered Investment Companies [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 115,987
Investment, Identifier [Axis]: Fidelity Investments Fidelity US Bond Index [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Fidelity US Bond Index [Member]
Number of units (in Shares)		24,604
Description of Investment		Registered Investment Companies [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 259,814
Investment, Identifier [Axis]: JPMorgan Emerging Markets Equity R6 [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		JPMorgan Emerging Markets Equity R6 [Member]
Number of units (in Shares)		0
Description of Investment		Registered Investment Companies [Member]
Participation status	[3]	Participant-Directed [Member]
Investment, Identifier [Axis]: JPMorgan Large Cap Growth Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		JPMorgan Large Cap Growth Fund [Member]
Number of units (in Shares)		64,886
Description of Investment		Registered Investment Companies [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 5,608,753
Investment, Identifier [Axis]: New World Fund Inc [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		New World Fund Inc [Member]
Number of units (in Shares)		1,153
Description of Investment		Registered Investment Companies [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 107,417
Investment, Identifier [Axis]: Nuveen Asset Management Nuveen TIAA Lifecycle Index 2010 Class J [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Nuveen TIAA Lifecycle Index 2010 Class J [Member]
Number of units (in Shares)		13
Description of Investment		Common/Collective Trusts [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 154
Investment, Identifier [Axis]: Nuveen Asset Management Nuveen TIAA Lifecycle Index 2015 Class J [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Nuveen TIAA Lifecycle Index 2015 Class J [Member]
Number of units (in Shares)		1,217
Description of Investment		Common/Collective Trusts [Member]
Current value		$ 15,679
Investment, Identifier [Axis]: Nuveen Asset Management Nuveen TIAA Lifecycle Index 2020 Class J [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Nuveen TIAA Lifecycle Index 2020 Class J [Member]
Number of units (in Shares)		62,400
Description of Investment		Common/Collective Trusts [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 823,675
Investment, Identifier [Axis]: Nuveen Asset Management Nuveen TIAA Lifecycle Index 2025 Class J [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Nuveen TIAA Lifecycle Index 2025 Class J [Member]
Number of units (in Shares)		54,315
Description of Investment		Common/Collective Trusts [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 739,222
Investment, Identifier [Axis]: Nuveen Asset Management Nuveen TIAA Lifecycle Index 2030 Class J [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Nuveen TIAA Lifecycle Index 2030 Class J [Member]
Number of units (in Shares)		101,726
Description of Investment		Common/Collective Trusts [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 1,444,509
Investment, Identifier [Axis]: Nuveen Asset Management Nuveen TIAA Lifecycle Index 2035 Class J [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Nuveen TIAA Lifecycle Index 2035 Class J [Member]
Number of units (in Shares)		92,747
Description of Investment		Common/Collective Trusts [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 1,376,367
Investment, Identifier [Axis]: Nuveen Asset Management Nuveen TIAA Lifecycle Index 2040 Class J [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Nuveen TIAA Lifecycle Index 2040 Class J [Member]
Number of units (in Shares)		50,554
Description of Investment		Common/Collective Trusts [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 792,688
Investment, Identifier [Axis]: Nuveen Asset Management Nuveen TIAA Lifecycle Index 2045 Class J [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Nuveen TIAA Lifecycle Index 2045 Class J [Member]
Number of units (in Shares)		56,279
Description of Investment		Common/Collective Trusts [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 919,598
Investment, Identifier [Axis]: Nuveen Asset Management Nuveen TIAA Lifecycle Index 2050 Class J [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Nuveen TIAA Lifecycle Index 2050 Class J [Member]
Number of units (in Shares)		27,456
Description of Investment		Common/Collective Trusts [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 456,313
Investment, Identifier [Axis]: Nuveen Asset Management Nuveen TIAA Lifecycle Index 2055 Class J [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Nuveen TIAA Lifecycle Index 2055 Class J [Member]
Number of units (in Shares)		49,075
Description of Investment		Common/Collective Trusts [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 822,002
Investment, Identifier [Axis]: Nuveen Asset Management Nuveen TIAA Lifecycle Index 2060 Class J [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Nuveen TIAA Lifecycle Index 2060 Class J [Member]
Number of units (in Shares)		19,403
Description of Investment		Common/Collective Trusts [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 315,486
Investment, Identifier [Axis]: Nuveen Asset Management Nuveen TIAA Lifecycle Index 2065 Class J [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Nuveen TIAA Lifecycle Index 2065 Class J [Member]
Number of units (in Shares)		3,080
Description of Investment		Common/Collective Trusts [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 48,386
Investment, Identifier [Axis]: Nuveen Asset Management Nuveen TIAA Lifecycle Index Retirement Income Class J [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Nuveen TIAA Lifecycle Index Retirement Income Class J [Member]
Number of units (in Shares)		26,500
Description of Investment		Common/Collective Trusts [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 338,938
Investment, Identifier [Axis]: Oppenheimer Funds Invesco Discovery Mid Cap Growth Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Invesco Discovery Mid Cap Growth Fund [Member]
Number of units (in Shares)		43,370
Description of Investment		Registered Investment Companies [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 1,469,367
Investment, Identifier [Axis]: Oppenheimer Funds Invesco Oppenheimer International Small-Mid Co Fund, Class R6 [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Invesco Oppenheimer International Small-Mid Co Fund, Class R6 [Member]
Number of units (in Shares)		2,843
Description of Investment		Registered Investment Companies [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 100,231
Investment, Identifier [Axis]: Vanguard Equity Income [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Vanguard Equity Income [Member]
Number of units (in Shares)		13,629
Description of Investment		Registered Investment Companies [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 1,266,273
Investment, Identifier [Axis]: Vanguard Mid-Cap Index Inv Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Vanguard Mid-Cap Index Inv Fund [Member]
Number of units (in Shares)		5,637
Description of Investment		Registered Investment Companies [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 2,025,599
Investment, Identifier [Axis]: Vanguard Small Cap Index Fund, Admiral Shares [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of Issue, Borrower, Lessor, or Similar Party		Vanguard Small Cap Index Fund, Admiral Shares [Member]
Number of units (in Shares)		7,527
Description of Investment		Registered Investment Companies [Member]
Participation status	[3]	Participant-Directed [Member]
Current value		$ 930,169
Investment, Identifier [Axis]: Wells Fargo Bank, NA Galliard Capital Management Stable Return Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Party in interest		true
Identity of Issue, Borrower, Lessor, or Similar Party		Galliard Capital Management Stable Return Fund [Member]
Number of units (in Shares)		39,864
Description of Investment		Common/Collective Trusts [Member]
Participation status	[2],[3]	Participant-Directed [Member]
Current value	[2]	$ 2,609,075
Maximum [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Participant loans, maturity date		Jan. 01, 2026
Participant loans, interest rate		4.25%
Maximum [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Participant loans, maturity date		Dec. 31, 2030
Participant loans, interest rate		9.50%

[1]	Indicates notes receivable from participants
[2]	Indicates party in interest
[3]	Participant-directed